Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
23.	SUBSEQUENT EVENTS
Special cash dividend
On March 19, 2021, the Company declared a special cash dividend in the amount of US$0.64 per ADS, or US$0.32 per ordinary share. The cash dividend will be paid on
April 30, 2021
to shareholders of record at the close of business on April 13, 2021. The ex-dividend
date was April 12, 2021. The aggregate amount of cash dividends to be paid is approximately US$132 million, which will be funded by surplus cash on the Company’s balance sheet.
Execution of share repurchase program
Under the 2020 share repurchase program, as of the date of this report, the Company had repurchased approximately
3.63
million ADSs for approximately
US$49.5
million on the open market, at an average purchase price of
US$13.63 per ADS.
Preferred share investment
In April 2021, the Group entered into a preferred share purchase agreement with a third party company that provides home services, with an aggregate consideration of approximately US$46 million. This transaction was completed in late April 2021. The Company is in the process of evaluating the accounting treatment of these transactions
.